Income Taxes - Disclosure Of Reconciliation To South African Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 28%	$ 173	$ 125	$ 92
Expenses not tax deductible	28	28	25
Share of associates and joint ventures' (profit) loss	(47)	(34)	(6)
Tax rate differentials	39	25	29
Exchange variations, translation and accounting adjustments	11	24	6
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(5)	0	10
Tax effect of retained SA items	3	(10)	(13)
Tax allowances	(1)	(2)	(3)
Impact of statutory tax rate change	2	(1)	(2)
Adjustment in respect of prior years	0	3	(24)
Income tax expense	$ 250	$ 212	$ 163
Isle of Man
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Applicable tax rate			0.00%
United Kingdom
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Applicable tax rate	19.00%	19.00%
Obuasi
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets	$ 14	$ 13	$ 18
AngloGold Ashanti Holdings plc
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets	29	36	0
Tax exempt entities	0	0	31
North America
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets	6	6	0
Other
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Tax exempt entities	$ (2)	$ (1)	$ 0